Report of the directors financial review risk report - Wholesale analysis (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ (3,700)	$ (4,500)
UK | Central scenario ECL
Disclosure of financial assets [line items]
Probability	50.00%
UK | Upside scenario ECL
Disclosure of financial assets [line items]
Probability	5.00%
UK | Downside scenario ECL
Disclosure of financial assets [line items]
Probability	30.00%
UK | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Probability	15.00%
UK | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 481,849	430,555
UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,740)	(2,077)
UK | Allowance for ECL | Wholesale | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(1,433)	(1,514)
UK | Allowance for ECL | Wholesale | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(1,083)	(1,026)
UK | Allowance for ECL | Wholesale | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(1,888)	(2,271)
UK | Allowance for ECL | Wholesale | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (2,949)	(3,869)
US | Central scenario ECL
Disclosure of financial assets [line items]
Probability	75.00%
US | Upside scenario ECL
Disclosure of financial assets [line items]
Probability	5.00%
US | Downside scenario ECL
Disclosure of financial assets [line items]
Probability	15.00%
US | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Probability	5.00%
US | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 229,768	201,263
US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(270)	(369)
US | Allowance for ECL | Wholesale | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(253)	(314)
US | Allowance for ECL | Wholesale | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(185)	(219)
US | Allowance for ECL | Wholesale | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(319)	(472)
US | Allowance for ECL | Wholesale | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (490)	(723)
Hong Kong | Central scenario ECL
Disclosure of financial assets [line items]
Probability	70.00%
Hong Kong | Upside scenario ECL
Disclosure of financial assets [line items]
Probability	5.00%
Hong Kong | Downside scenario ECL
Disclosure of financial assets [line items]
Probability	20.00%
Hong Kong | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Probability	5.00%
Hong Kong | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 436,443	452,983
Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(429)	(474)
Hong Kong | Allowance for ECL | Wholesale | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(377)	(388)
Hong Kong | Allowance for ECL | Wholesale | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(211)	(211)
Hong Kong | Allowance for ECL | Wholesale | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(557)	(672)
Hong Kong | Allowance for ECL | Wholesale | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (892)	(1,363)
Mainland China | Central scenario ECL
Disclosure of financial assets [line items]
Probability	80.00%
Mainland China | Upside scenario ECL
Disclosure of financial assets [line items]
Probability	10.00%
Mainland China | Downside scenario ECL
Disclosure of financial assets [line items]
Probability	8.00%
Mainland China | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Probability	2.00%
Mainland China | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 124,547	118,163
Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(98)	(116)
Mainland China | Allowance for ECL | Wholesale | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(75)	(93)
Mainland China | Allowance for ECL | Wholesale | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(16)	(28)
Mainland China | Allowance for ECL | Wholesale | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(224)	(252)
Mainland China | Allowance for ECL | Wholesale | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,192)	(1,158)
Canada | Central scenario ECL
Disclosure of financial assets [line items]
Probability	70.00%
Canada | Upside scenario ECL
Disclosure of financial assets [line items]
Probability	10.00%
Canada | Downside scenario ECL
Disclosure of financial assets [line items]
Probability	10.00%
Canada | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Probability	10.00%
Canada | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 84,398	85,720
Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(146)	(183)
Canada | Allowance for ECL | Wholesale | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(115)	(140)
Canada | Allowance for ECL | Wholesale | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(66)	(82)
Canada | Allowance for ECL | Wholesale | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(176)	(253)
Canada | Allowance for ECL | Wholesale | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (361)	(528)
Mexico | Central scenario ECL
Disclosure of financial assets [line items]
Probability	65.00%
Mexico | Upside scenario ECL
Disclosure of financial assets [line items]
Probability	5.00%
Mexico | Downside scenario ECL
Disclosure of financial assets [line items]
Probability	25.00%
Mexico | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Probability	5.00%
Mexico | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 24,971	25,920
Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(180)	(246)
Mexico | Allowance for ECL | Wholesale | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(161)	(222)
Mexico | Allowance for ECL | Wholesale | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(123)	(177)
Mexico | Allowance for ECL | Wholesale | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(210)	(285)
Mexico | Allowance for ECL | Wholesale | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (358)	(437)
UAE | Central scenario ECL
Disclosure of financial assets [line items]
Probability	65.00%
UAE | Upside scenario ECL
Disclosure of financial assets [line items]
Probability	5.00%
UAE | Downside scenario ECL
Disclosure of financial assets [line items]
Probability	25.00%
UAE | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Probability	5.00%
UAE | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 45,997	44,777
UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(201)	(250)
UAE | Allowance for ECL | Wholesale | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(164)	(241)
UAE | Allowance for ECL | Wholesale | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(119)	(190)
UAE | Allowance for ECL | Wholesale | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(257)	(330)
UAE | Allowance for ECL | Wholesale | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (607)	(536)
France | Central scenario ECL
Disclosure of financial assets [line items]
Probability	45.00%
France | Upside scenario ECL
Disclosure of financial assets [line items]
Probability	5.00%
France | Downside scenario ECL
Disclosure of financial assets [line items]
Probability	35.00%
France | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Probability	15.00%
France | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 197,175	164,899
France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(133)	(117)
France | Allowance for ECL | Wholesale | Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(115)	(109)
France | Allowance for ECL | Wholesale | Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(107)	(97)
France | Allowance for ECL | Wholesale | Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(147)	(131)
France | Allowance for ECL | Wholesale | Additional Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (233)	$ (238)